Properties (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Government Assistance [Line Items]
Properties	$ 49,148	$ 47,960
Unamortized government assistance	1,767	1,721
Government assistance, amortization	75	68
Purchase And Self Construction Properties
Government Assistance [Line Items]
Government assistance amount received	$ 126	$ 78